Issued Capital - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Apr. 16, 2020	Dec. 31, 2021
Statement [Line Items]
Par value per common share		$ 0
Preference shares outstanding		0
At The Market Equity Program [Member]
Statement [Line Items]
Maximum value of common shares that can be issued under the at-the-market equity program	$ 300